Related Party Transactions - Narrative (Details) - CAD ($)		9 Months Ended
	Jun. 17, 2022	Mar. 31, 2023	Jun. 30, 2022
Officers
Disclosure of transactions between related parties [line items]
Related party transactions payable		$ 175,428	$ 287,063
Telescope Innovations Corp
Disclosure of transactions between related parties [line items]
Related party transactions payable		57,708	$ 793,310
Telescope Innovations Corp | MSA
Disclosure of transactions between related parties [line items]
Funding period	1 year
Amount of costs incurred		$ 591,549